Consolidated Statement of Equity and Partners' Capital - 3 months ended Mar. 31, 2015 - USD ($) $ in Millions	Total	DCG Dominion	DCG Predecessor Equity	DCG Predecessor Equity DCG Dominion	Common Unitholders and Subordinated Unitholder Common Units Common Unitholders Public	Common Unitholders and Subordinated Unitholder Common Units Common Unitholder and Subordinated Unitholder- Dominion	Common Unitholders and Subordinated Unitholder Subordinated Units Common Unitholder and Subordinated Unitholder- Dominion	General Partner Dominion (non-economic interest) General Partner Dominion (non-economic interest)	Total Dominion Midstream Partners, LP Partners' Equity and Capital	Total Dominion Midstream Partners, LP Partners' Equity and Capital DCG Dominion	Noncontrolling interest
Balance (Predecessor) at Dec. 31, 2014			$ 0.0
Balance at Dec. 31, 2014	$ 2,150.8				$ 395.4	$ 213.7	$ 466.2	$ 0.0	$ 1,075.3		$ 1,075.5
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income including noncontrolling interest	40.5				3.7	2.2	5.9		11.8		28.7
DCG Acquisition:
Record Dominion's net investment in DCG | Predecessor				$ 497.0
Record Dominion's net investment in DCG		$ 497.0								$ 497.0
Net income attributable to DCG Predecessor | Predecessor				2.3
Net income attributable to DCG Predecessor	(2.3)	2.3								2.3
Contribution from Dominion to DCG prior to DCG Acquisition | Predecessor				$ 2.3
Contribution from Dominion to DCG prior to DCG Acquisition		$ 2.3								$ 2.3
Distributions	(8.9)				(2.8)	(1.7)	(4.4)		(8.9)
Unit awards (net of unearned compensation)	0.1				0.1				0.1
Balance (Predecessor) at Mar. 31, 2015			$ 501.6
Balance at Mar. 31, 2015	$ 2,684.1				$ 396.4	$ 214.2	$ 467.7	$ 0.0	$ 1,579.9		$ 1,104.2